Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of major classes of property, plant and equipment by category
Presented in the table below are the major classes of property, plant and equipment by category as of December 31:

	2025	2024	Range of Remaining Useful Lives	Weighted Average Useful Life
Utility plant:
Land and other non-depreciable assets	$317	$302
Sources of supply	1,252	1,124	20 to 114 years	45 years
Treatment and pumping	5,093	4,786	2 to 119 years	40 years
Transmission and distribution	15,807	14,745	15 to 128 years	65 years
Services, meters and fire hydrants	7,046	6,356	2 to 109 years	28 years
General structures and equipment	3,116	2,813	2 to 109 years	16 years
Waste collection	2,124	1,986	5 to 145 years	52 years
Waste treatment, pumping and disposal	1,530	1,425	4 to 165 years	32 years
Construction work in progress	1,548	1,359
Other plant	19	22	1 to 54 years	18 years

Total utility plant	37,852	34,918

Nonutility property	103	141	3 to 50 years	16 years

Total property, plant and equipment	$37,955	$35,059